UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Partners LP
Address: c/o East Side Capital Corp
         888 Seventh Avenue, 30th Floor
         New York, NY  10106

13F File Number:  028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Rasiel
Title:     Principal
Phone:     212-320-5716

Signature, Place, and Date of Signing:

  /s/ David Rasiel     New York, NY     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $1,996,426 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERIPRISE FINL INC            COM              03076C106   158701  2154800 SH       SOLE                  2154800        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105   156046  2393350 SH       SOLE                  2393350        0        0
CIGNA CORPORATION              COM              125509109   107457  1722900 SH       SOLE                  1722900        0        0
DEAN FOODS CO NEW              COM              242370104    30767  1697000 SH       SOLE                  1697000        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104   197871  7669400 SH       SOLE                  7669400        0        0
HENRY JACK & ASSOC INC         COM              426281101    34806   753222 SH       SOLE                   753222        0        0
HERBALIFE LTD                  COM USD SHS      G4412G101   113065  3019100 SH       SOLE                  3019100        0        0
KBR INC                        COM              48242W106    76812  2394382 SH       SOLE                  2394382        0        0
KIRBY CORP                     COM              497266106    53837   701000 SH       SOLE                   701000        0        0
KROGER CO                      COM              501044101   187950  5671400 SH       SOLE                  5671400        0        0
LINCOLN NATL CORP IND          COM              534187109   226382  6942100 SH       SOLE                  6942100        0        0
OCEANEERING INTL INC           COM              675232102    69651  1048800 SH       SOLE                  1048800        0        0
PHILLIPS 66                    COM              718546104   245297  3505750 SH       SOLE                  3505750        0        0
TELEDYNE TECHNOLOGIES INC      COM              879360105    83695  1067000 SH       SOLE                  1067000        0        0
VALERO ENERGY CORP NEW         COM              91913Y100   254089  5585600 SH       SOLE                  5585600        0        0